Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2015
Finance Receivables and Operating Leases
6.	Finance Receivables and Operating Leases

Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the sales of Canon’s and complementary third-party products primarily in foreign countries. These receivables typically have terms ranging from 1 year to 6 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2015	2014
	(Millions of yen)
Total minimum lease payments receivable	¥318,066	¥308,733
Unguaranteed residual values	14,271	13,924
Executory costs	(888)	(1,680)
Unearned income	(31,920)	(31,919)

	299,529	289,058
Less allowance for credit losses	(2,878)	(6,276)

	296,651	282,782
Less current portion	(109,220)	(102,920)

	¥187,431	¥179,862

The activity in the allowance for credit losses is as follows:
	Years ended December 31
	2015	2014
	(Millions of yen)
Balance at beginning of year	¥6,276	¥7,323
Charge-offs	(1,343)	(1,171)
Provision	55	154
Translation adjustments and other	(2,110)	(30)

Balance at end of year	¥2,878	¥6,276

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2015 and 2014 are not significant.

The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2015 and 2014 was ¥108,746 million and ¥113,997 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2015 and 2014 was ¥82,916 million and ¥87,338 million, respectively.

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2015.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2016	¥127,714	¥8,709
2017	90,137	5,307
2018	57,828	3,308
2019	30,501	1,786
2020	11,165	490
Thereafter	721	206

	¥318,066	¥19,806